Document and Entity Information	Nov. 07, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001171825
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	CIT GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-31369
Entity Tax Identification Number	65-1051192
Entity Address, Address Line One	11 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	461-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CIT
Security Exchange Name	NYSE
5.625% Non-Cumulative Perpetual Preferred Stock, Series B, par value $0.01 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Non-Cumulative Perpetual Preferred Stock, Series B, par value $0.01 per share
Trading Symbol	CITPRB
Security Exchange Name	NYSE